FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) $ in Millions	Dec. 31, 2022 USD ($)
Reconciliation of changes in fair value measurement, assets [abstract]
Financial liabilities	$ 11,358
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Financial liabilities	$ 0